Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	$ 64,217,000
Pre-impairment carrying value of goodwill	128,900,000
Fair value of reporting unit's goodwill	64,700,000
Percentage of fair value exceeding carrying value	12.20%
Goodwill	918,946,000	983,114,000	1,008,499,000
Goodwill and indefinite-lived intangible assets	1,180,400,000	1,244,600,000
Amortization of intangible assets	54,590,000	55,780,000	57,098,000
Future amortization expense, 2013	36,800,000
Future amortization expense, 2014	15,700,000
Future amortization expense, 2015	14,600,000
Future amortization expense, 2016	12,500,000
Future amortization expense, 2017	9,000,000
Publishing Services [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	29,300,000
Goodwill	128,900,000
Direct Mail Reporting Units [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	26,000,000
Scholastic [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of goodwill	8,900,000
Goodwill	$ 301,027,000	$ 309,878,000	$ 309,927,000
Decrease in estimated future cash flows	10.00%